Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ 125,947,598	$ 17,918,792	¥ (119,539,049)	¥ (254,352,054)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Amortization of right-of-use assets	1,200,038	170,732	1,975,693	5,752,591
Depreciation and amortization expenses	10,962,417	1,559,643	9,655,404	4,422,560
Gain on disposal of property, plant and equipment	(102,739)	(14,617)	(7,007)
Loss (gain) on lease termination			(102,732)	113,588
Share-based compensation	73,013	10,388	401,520	718,411
Inventory write-down	32,637,101	4,643,339	10,914,374	60,767,978
Change in fair value of short-term investments	9,073,955	1,290,968
Change in fair value of cryptocurrencies	(178,565,656)	(25,404,857)	15,744,170
Change in fair value of borrowings denominated in cryptocurrencies	(41,978,170)	(5,972,310)
Non-cash other income	(33,859,289)	(4,817,222)
Changes in assets and liabilities:
Accounts receivable, net	286,234	40,723	1,175,678	(1,732,378)
Inventories, net	(16,476,108)	(2,344,085)	(27,884,590)	28,782,243
Prepayments	(3,349,478)	(476,536)	20,010,799	47,159,593
Other current assets and non-current assets	22,439,559	3,192,516	(3,005,135)	511,358
Accounts payable	1,372,916	195,327	1,079,515	898,564
Advance from customers	(29,517,915)	(4,199,567)	(9,022,758)	(16,662,392)
Operating lease liabilities, current	(1,096,399)	(155,987)	(2,031,618)	(4,349,974)
Other current liabilities	(7,315,969)	(1,040,856)	(38,693,414)	(5,504,025)
Net cash used in operating activities	(108,268,892)	(15,403,609)	(139,329,150)	(133,473,937)
Cash flows from investing activities:
Purchases of property, plant and equipment	(46,283)	(6,585)	(36,367,661)	(105,482,822)
Proceeds from disposal of property, plant and equipment	1,848,677	263,015	16,955
Purchase of cryptocurrencies	(351,431,373)	(49,998,773)	(220,414,835)
Disposal of cryptocurrencies	55,437,668	7,887,217
Purchases of investment	(2,000,000)	(284,544)
Net cash used in investing activities	(296,191,311)	(42,139,670)	(256,765,541)	(105,482,822)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares and warrants	357,040,431	50,796,783	315,620,394	72,802,734
Cash contribution from a shareholder	259,280	36,888	9,999,557
Proceeds from bank loans	50,109,198	7,129,126	220,030,488	128,247,467
Repayments of bank loans	(23,350,000)	(3,322,046)	(169,667,635)	(1,530,000)
Repurchase of shares	(1,666,859)	(237,147)
Net cash provided by financing activities	382,392,050	54,403,604	375,982,804	199,520,201
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(931,498)	(132,526)	4,379,036	159,828
Net decrease in cash, cash equivalents and restricted cash	(22,999,651)	(3,272,201)	(15,732,851)	(39,276,730)
Cash, cash equivalents and restricted cash at beginning of the year	32,849,803	4,673,600	48,582,654	87,859,384
Cash, cash equivalents and restricted cash at end of the year	9,850,152	1,401,399	32,849,803	48,582,654
Supplemental cash flow disclosures:
Interest paid	10,583,567	1,505,743	9,281,086	3,773,028
Income taxes paid
Non-cash investing and financing activities:
Operating lease right-of-use asset obtained in exchange for operating lease liability	912,636	129,842	1,770,209	5,015,808
Liabilities assumed in connection with purchase of property, plant and equipment				46,180,063
Liabilities settled with disposal of property, plant and equipment	3,034,966	431,790
Cryptocurrencies acquired through issuance of ordinary shares	42,430,764	6,036,701	36,294,458
Cryptocurrencies borrowed	704,007,431	100,160,402
Cryptocurrencies repaid	662,029,251	94,188,091
Cryptocurrencies paid for purchase of investment	35,714,536	5,081,171
Payment of expenses in the form of cryptocurrencies	8,561,744	1,218,095
Cryptocurrencies paid as collateral	¥ 8,575,337	$ 1,220,029